As filed with the Securities and Exchange Commission on February 1, 2019

File Nos. 333–16093

811–07923

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N–1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post–Effective Amendment No. 89

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 90

CITY NATIONAL ROCHDALE FUNDS

(Exact Name of Registrant as Specified in its Charter)

400 North Roxbury Drive

Beverly Hills, California 90210

(Address of Principal Executive Office)

(800) 708-8881

(Registrant’s Telephone Number, Including Area Code)

Leigh Muniz

400 North Roxbury Drive

Beverly Hills, California 90210

(Name and Address of Agent for Service)

Please Send Copy of Communications to:

Laurie Dee

Morgan, Lewis & Bockius LLP

600 Anton Boulevard, Suite 1800

Costa Mesa, CA 92626-7653

It is proposed that this filing will become effective:

[X]	immediately upon filing pursuant to Rule 485(b)
[ ]	on (date) pursuant to Rule 485(b)
[ ]	60 days after filing pursuant to Rule 485(a)(1)
[ ]	75 days after filing pursuant to Rule 485(a)(2)
[ ]	on (date) pursuant to Rule 485(a)(1)

EXPLANATORY NOTE

This Post-Effective Amendment No. 89 relates to the City National Rochdale Short Term Emerging Markets Debt Fund (the “Fund”), a separate series of City National Rochdale Funds (the “Trust”). The sole purpose of this filing is to file as an exhibit to the Trust’s registration statement, risk/return information in interactive data format for the Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant, City National Rochdale Funds, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Beverly Hills, the State of California, on this 1st day of February, 2019.

CITY NATIONAL ROCHDALE FUNDS
By:	/s/ Garrett D’Alessandro
Garrett D’Alessandro
President, Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated on February 1, 2019.

Signature	Title	Date

/s/ Garrett D’Alessandro	President & Chief	February 1, 2019
Garrett D’Alessandro	Executive Officer

/s/ Eric Kleinschmidt	Treasurer (Principal Financial	February 1, 2019
Eric Kleinschmidt	and Accounting Officer and
Controller)

/s/ Vernon C. Kozlen*	Trustee	February 1, 2019
Vernon C. Kozlen

/s/ James R. Wolford*	Trustee	February 1, 2019
James R. Wolford

/s/ Daniel A. Hanwacker*	Trustee	February 1, 2019
Daniel A. Hanwacker

/s/ Jay C. Nadel*	Trustee	February 1, 2019
Jay C. Nadel

/s/ Andrew S. Clare*	Trustee	February 1, 2019
Andrew S. Clare

/s/ Jon C. Hunt*	Trustee	February 1, 2019
Jon C. Hunt

* By:	/s/ Garrett D’Alessandro
Garrett D’Alessandro, Attorney-in-Fact, pursuant to Power of Attorney

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase